SUPPLIER CONCENTRATION	12 Months Ended
Dec. 31, 2024
SUPPLIER CONCENTRATION
6. SUPPLIER CONCENTRATION
Purchases from our top ten suppliers comprised 85%, 86%, and 84% of all purchases made in 2024, 2023, and 2022, respectively. Our largest supplier, Carrier and its affiliates, accounted for 62%, 65%, and 60% of all purchases made in 2024, 2023, and 2022, respectively. See Note 19. A significant interruption by Carrier, or any of our other key suppliers, in the delivery of products could impair our ability to maintain current inventory levels and could materially adversely impact our consolidated results of operations and consolidated financial position.